Other non-financial liabilities (Detail) - USD ($) $ in Millions	Jun. 30, 2025	Mar. 31, 2025	Dec. 31, 2024
Other Non-Financial Liabilities [Line Items]
Compensation-related liabilities	$ 8,228	$ 6,716	$ 9,592
of which: net defined benefit liability	818	779	763
Current tax liabilities	1,103	1,818	1,671
Deferred tax liabilities	383	365	340
VAT, withholding tax and other tax payables	1,029	1,054	1,156
Deferred income	593	546	555
Liabilities of disposal groups held for sale			1,199
Other	129	91	320
Total other non-financial liabilities	$ 11,465	$ 10,590	$ 14,834